SUBORDINATED DEBENTURES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Quarter	Dec. 31, 2014 USD ($)
SUBORDINATED DEBENTURES [Abstract]
Trust preferred securities	$ 34,500	$ 34,500
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	$ 35,569	$ 35,569
Summary of subordinated debentures and trust preferred securities [Abstract]
Distribution deferral period, maximum quarters | Quarter	20
Maximum period within which issuance costs have been capitalized and amortized on straight line basis	30 years
IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	May 30, 2007	May 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Jul. 30, 2037	Jul. 30, 2037
Interest Rate	3 month LIBOR plus 1.60%	3 month LIBOR plus 1.60%
First Permitted Redemption Date	Jul. 30, 2012	Jul. 30, 2012
Interest Rate Spread	1.60%	1.60%
IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Sep. 30, 2007	Sep. 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Sep. 15, 2037	Sep. 15, 2037
Interest Rate	3 month LIBOR plus 2.85%	3 month LIBOR plus 2.85%
First Permitted Redemption Date	Sep. 15, 2012	Sep. 15, 2012
Interest Rate Spread	2.85%	2.85%
Redemptions of trust preferred securities at par value	$ 5,000
Trust preferred securities redeemed at discount	$ 500
Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Nov. 30, 2002	Nov. 30, 2002
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Nov. 07, 2032	Nov. 07, 2032
Interest Rate	3 month LIBOR plus 3.45%	3 month LIBOR plus 3.45%
First Permitted Redemption Date	Nov. 07, 2007	Nov. 07, 2007
Interest Rate Spread	3.45%	3.45%
Subordinated Debentures Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	$ 35,569	$ 35,569
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	12,372	12,372
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	15,465	15,465
Subordinated Debentures Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	7,732	7,732
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	34,500	34,500
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	12,000	12,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	15,000	15,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	7,500	7,500
Common Stock Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	1,069	1,069
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	372	372
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	465	465
Common Stock Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	$ 232	$ 232